BUSINESS DESCRIPTION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS DESCRIPTION

NOTE 1 — BUSINESS DESCRIPTION

Business

Wetouch Technology Inc. (“Wetouch”, or the “Company”, or “we”), is a holding company that is incorporated in Nevada, United States. Through a reverse merger and a series of transactions, Wetouch acquired 100% equity interest of Sichuan Wetouch Technology Co., Ltd. (“Sichuan Wetouch”).

For accounting purpose, the acquisition was accounted for as a reverse acquisition with Wetouch (the legal acquirer) identified as the accounting acquiree and Sichuan Wetouch (the legal acquiree) identified as the accounting acquirer. Sichuan Wetouch is a limited liability company established under the laws of the People’s Republic of China (“PRC”).

Wetouch, through its subsidiaries, is primarily engaged in the business of research development, manufacture, and distribution of touchscreen displays to customers both in PRC and overseas through its subsidiaries. The touchscreen products, which are manufactured by the Company, are primarily for use in the computer components.

The Company’s operations are primarily conducted through its subsidiaries in the PRC. The Company’s other subsidiaries in British Virgin Islands (“BVI”), and Hong Kong, do not have significant operations.

Restructuring

Wetouch Holding Group Limited (“BVI Wetouch”)), is the sole stockholder of Hong Kong Wetouch Electronics Technology Limited (“Hong Kong Wetouch”) and Hong Kong Wetouch Technology Limited (“HK Wetouch”).

Pursuant to local PRC government guidelines on local environmental issues and the national overall plan, Sichuan Wetouch is under the government directed relocation order to relocate no later than December 31, 2021 and received compensation accordingly.

On December 30, 2020, Sichuan Vtouch Technology Co., Ltd. (“Sichuan Vtouch”) was incorporated in Chengdu, Sichuan, under the laws of the People’s Republic of China in order to take over the operating business of Sichuan Wetouch, with HK Wetouch as its sole shareholder.

On March 2, 2021, HK Wetouch acquired all shares of Hong Kong Wetouch. Due to the fact that Hong Kong Wetouch and HK Wetouch are both under the same sole stockholder, the acquisition is accounted for under common control.

On June 18, 2021, Hong Kong Wetouch started its dissolution process pursuant to the minutes of its special shareholder meeting.

NOTE 1 — BUSINESS DESCRIPTION

Business

Wetouch Technology Inc. (“Wetouch”, or the “Company”), formerly known as Gulf West Investment Properties, Inc., was originally incorporated in August 1992, under the laws of the state of Nevada.

On October 9, 2020, we entered into a share exchange agreement (the “Share Exchange Agreement”) with Wetouch Holding Group Limited (“BVI Wetouch”) and all the shareholders of BVI Wetouch (each, a “BVI Shareholder” and collectively the “BVI Shareholders”), to acquire all the issued and outstanding capital stock of BVI Wetouch in exchange for the issuance to the BVI Shareholders an aggregate of 28,000,000 shares of our common stock (the “Reverse Merger”). In the Reverse Merger, each ordinary share of BVI Wetouch was exchanged for 2,800 shares of common stock of Wetouch. Immediately after the closing of the Reverse Merger on October 9, 2020, we had a total of 31,396,394 issued and outstanding shares of common stock. As a result of the Reverse Merger, BVI Wetouch is now our wholly-owned subsidiary.

Wetouch Holding Group Limited (“BVI Wetouch”), is a holding company whose only asset, held through a subsidiary, is 100% of the registered capital of Sichuan Wetouch Technology Co. Ltd. (“Sichuan Wetouch”), a limited liability company organized under the laws of the People’s Republic of China (“China” or “PRC”). Sichuan Wetouch is primarily engaged in the business of research development, manufacture, distribution of touchscreen displays to customers both in PRC and overseas. The touchscreen products, which are manufactured by the Company, are primarily for use in the computer components.

The Reverse Merger was accounted for as a recapitalization effected by a share exchange, wherein BVI Wetouch is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of BVI Wetouch have been brought forward at their book value and no goodwill has been recognized. The number of shares, par value amount, and additional paid-in capital in the prior years are retrospectively adjusted according. See Note 9.

Corporate History of BVI Wetouch

Wetouch Holding Group Limited (“BVI Wetouch”) was incorporated under the laws of British Virgin Islands on August 14, 2020. It became the holding company of Hong Kong Wetouch Electronics Technology Limited (“HK Wetouch”) on September 11, 2020.

HK Wetouch, formerly known as Hong Kong Vtouch Electronics Technology Limited, is a holding company that is incorporated under the laws of Hong Kong Special Administrative Region (“SAR”). HK Wetouch has initiated no business activity and is currently not engaging in any active business operations.

Sichuan Wetouch Technology Co. Ltd. (“Sichuan Wetouch”) was formed on May 6, 2011 in the People’s Republic of China (“PRC”) and became Wholly Foreign-Owned Enterprise in PRC on February 23, 2017. On July 19, 2016, Sichuan Wetouch was 100% held by HK Wetouch.